Revenue and related balances - Contract costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Beginning balance	$ 17,144	$ 10,709	$ 5,239
Contract costs	12,476	9,643
Ending balance	17,144	10,709
Current	6,394	2,778
Non-current	10,750	7,931
Contract assets	17,144	10,709	$ 5,239
Amortization expense - acquisition costs
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Amortization expense	(3,195)	(1,953)
Amortization expense - fulfillment costs
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Amortization expense	$ (2,846)	$ (2,220)